EQUITY (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($)	Aug. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Share capital | $	$ 1,000	$ 1,000		$ 0
Authorized Share Capital | $	$ 50,000
Victory Courage Limited
Disclosure of classes of share capital [line items]
Number of shares authorised			5,631,795,619
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised	497,354,466,516		497,354,466,516
Par value | $ / shares	$ 0.0000001
Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised			491,722,670,897
Par value | $ / shares			$ 0.0000001
Number of votes per share | Vote	1
Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised			5,631,795,619
Par value | $ / shares			$ 0.0000001
Number of votes per share | Vote	10
Series A Preferred Shares
Disclosure of classes of share capital [line items]
Share capital | $	$ 46,000	46,000		0
Number of shares authorised	461,033,549
Par value | $ / shares	$ 0.0000001
Number of votes per share | Vote	1
Series B Preferred Shares
Disclosure of classes of share capital [line items]
Share capital | $	$ 87,000	87,000		0
Number of shares authorised	870,232,230
Par value | $ / shares	$ 0.0000001
Number of votes per share | Vote	1
Series B+ Preferred Shares
Disclosure of classes of share capital [line items]
Share capital | $	$ 131,000	$ 131,000		$ 0
Number of shares authorised	1,314,267,705
Par value | $ / shares	$ 0.0000001
Number of votes per share | Vote	1